Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Current Assets [Abstract]
Summary of Information about Other Current Assets

TCHF	December 31, 2022	December 31, 2021
Prepaid expenses	836	6,422
Accrued revenue	723	313
VAT receivable	147	115
Deposits	28	28
Indemnification asset (note 18)	—	622
Other current receivables	64	1,016

Total	1,798	8,516